Property and equipment net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Subtotal	$ 2,409,997	$ 3,122,015
Less: accumulated depreciation	(1,530,751)	(1,109,060)
Property, plant and equipment, net	879,246	2,012,955
Machinery and Equipment [Member]
Subtotal	2,322,963	2,356,528
Vehicles [Member]
Subtotal	24,986	25,347
Property and Building [Member]
Subtotal	$ 62,048	$ 740,140